Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Taxation Expense	Taxation expense
	Six months ended
	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Current tax	$4,851	$3,949
Deferred tax charge/(benefit)	1,234	(276)
Taxation expense	$6,085	$3,673